STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

10.STOCK-BASED COMPENSATION

2017 Stock Incentive Plan — Stock Options

There were no options granted during the three months ended March 31, 2021. The Black-Scholes option-pricing model was used to estimate the fair value of stock options with the following weighted-average assumptions for the three months ended March 31:

2020
Risk-free interest rate	1.59% - 2.92%
Expected volatility	72.29% - 78.16%
Expected life (years)	4.93 – 6.07
Expected dividend yield	0%

The fair value of the common shares underlying the stock options has historically been determined by the board of directors, with input from management. Because there was no public market for the Company’s common shares prior to October 15, 2020, the board of directors determined the fair value of the common shares at the time of grant of the stock option by considering a number of objective and subjective factors, including important developments in the Company’s operations, third-party valuations performed, sales of Series A-1 Preferred Stock, sales of Series B Preferred Stock, actual operating results and financial performance, the conditions in the biotechnology industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common shares, among other factors.

The following table summarizes the activity for all stock options outstanding at March 31 under the Plan:

	2021		2020
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of year	489,718	$10.03	598,083	$11.11
Granted	—	—	17,631	12.02
Exercised	—	—	—	—
Cancelled and forfeited	(57,149)	17.88	(30,768)	11.88
Balance at December 31	432,569	$8.99	584,946	$11.09
Options exercisable at December 31:	408,306	$8.75	361,720	$7.67
Weighted average grant date fair value for options granted during the year:		$—		$35.62

The following table summarizes additional information about stock options outstanding and exercisable at March 31, 2021 and 2020 under the Plan:

	Options Outstanding				Options Exercisable
Weighted
		Average	Weighted			Weighted
		Remaining	Average	Aggregate		Average	Aggregate
As of	Options	Contractual	Exercise	Intrinsic	Options	Exercise	Intrinsic
March 31,	Outstanding	Life	Price	Value	Exercisable	Price	Value
2021	432,569	6.72	$8.99	$839,700	408,306	$8.75	$269,514
2020	584,946	8.02	$11.09	$18,712,900	361,720	$7.67	$12,808,800

Total stock compensation expense recognized from stock-based compensation awards classified as stock options were recognized in the condensed consolidated statements of operations for the three months ended March 31, 2021 and 2020 as follows:

	2021	2020
Research and development	$19,000	$425,000
General and administrative	102,000	31,000
Total	$121,000	$456,000

On August 20, 2020, the board of directors canceled and terminated 15,792 stock options, granted during the quarter ended June 30, 2020 to four non-employees. Thereafter, on August 20, 2020, the board of directors granted 21,112 stock options to the same individuals with a grant date fair value of $12.81 per share. There were 3,959 stock option grants that were considered vested on the grant date. The effects of the stock option modifications resulted in $20,900 of stock compensation expense allocable to general and administrative for the three months ended March 31, 2021. Included in that amount were $9,600 of incremental compensation costs resulting from the modifications for the three months ended March 31, 2021.

As of March 31, 2021, total unrecognized stock compensation expense is $252,700, related to unvested stock options to be recognized over the remaining weighted-average vesting period of 1.25 years.

2017 Stock Incentive Plan — Restricted Stock Units

In January 2017, the Company’s board of directors approved the adoption of the Plan. The Plan permits the Company to grant up to 1,708,615 shares of the Company’s common stock awards, including incentive stock options; non-statutory stock options; and conditional share awards to employees, directors, and consultants of the Company. All granted shares that are canceled, forfeited, or expired are returned to the Plan and are available for grant in conjunction with the issuance of new common stock awards. Restricted stock units (“RSUs”) vest over a specified amount of time or when certain performance metrics are achieved by the Company.

The fair value of the common shares underlying the RSUs has historically been determined by the board of directors, with input from management. As there was no public market for Company’s common shares prior to October 15, 2020, the board of directors determined the fair value of the common shares at the time of grant of the RSUs by considering a number of objective and subjective factors, including important developments in the Company’s operations, third-party valuations performed, sales of Series A-1 Preferred Stock, sales of Series B Preferred Stock, actual operating results and financial performance, the conditions in the biotechnology industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common shares, among other factors.

The following table summarizes the activity for all RSUs outstanding at March 31 under the Plan:

	2021		2020
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSUs at beginning of year	946,245	$12.81	—	$—
Granted	6,019	9.00	—	—
Vested	—	—	—	—
Cancelled and forfeited	—	—	—	—
Nonvested RSUs at December 31	952,264	$12.79	—	$—

On August 20, 2020, the board of directors canceled and terminated 709,334 RSUs, granted during the quarter ended June 30, 2020. The cancelled RSUs were originally granted to five individuals with a grant date fair value of $12.87 per share. Thereafter, on August 20, 2020, the board of directors granted 946,245 RSUs to the same individuals with a grant date fair value of $12.81 per share. None of the RSU grants were considered vested on the grant date. The RSU grants were modified for three employees and two non-employees. The effects of the RSU modifications resulted in $267,700 and $556,600 of stock compensation expense allocable to research and development and general and administrative, respectively, during the three months ended March 31, 2021. Included in those amounts were incremental compensation costs of $20,400 and $44,700 of stock compensation expense allocable to research and development and general and administrative, respectively, during the three months ended March 31, 2021.

11.STOCK-BASED COMPENSATION

2017 Stock Incentive Plan — Stock Options

The Black-Scholes option-pricing model was used to estimate the fair value of stock options with the following weighted-average assumptions for the years ended December 31:

	2020	2019
Risk-free interest rate	0.15% - 2.92%	1.60% - 2.92%
Expected volatility	72.29% - 82.52%	72.29% - 78.16%
Expected life (years)	4.93 – 6.07	4.93 – 6.07
Expected dividend yield	0%	0%

The fair value of the common shares underlying the stock options has historically been determined by the board of directors, with input from management. Because there was no public market for the Company’s common shares prior to October 15, 2020, the board of directors determined the fair value of the common shares at the time of grant of the stock option by considering a number of objective and subjective factors, including important developments in the Company’s operations, third-party valuations performed, sales of Series A-1 Preferred Stock, sales of Series B Preferred Stock, actual operating results and financial performance, the conditions in the biotechnology industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common shares, among other factors.

The following table summarizes the activity for all stock options outstanding at December 31 under the Plan:

	2020		2019
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of year	598,083	$11.04	520,517	$8.64
Granted	86,536	17.95	209,505	17.29
Exercised	—	—	(1,719)	6.64
Cancelled and forfeited	(194,901)	15.06	(130,220)	11.56
Balance at December 31	489,718	$10.03	598,083	$11.04
Options exercisable at December 31:	441,430	$9.50	368,527	$7.72
Weighted average grant date fair value for options granted during the year:		$17.43		$10.82

The following table summarizes additional information about stock options outstanding and exercisable at December 31, 2020 and 2019 under the Plan:

	Options Outstanding				Options Exercisable
Weighted
		Average	Weighted			Weighted
		Remaining	Average	Aggregate		Average	Aggregate
As of	Options	Contractual	Exercise	Intrinsic	Options	Exercise	Intrinsic
December 31,	Outstanding	Life	Price	Value	Exercisable	Price	Value
2020	489,718	6.37	$10.03	$554,900	441,430	$9.50	$—
2019	598,083	8.07	$11.04	$19,163,700	368,527	$7.72	$13,031,000

Total stock compensation expense recognized from stock-based compensation awards classified as stock options were recognized in the consolidated statements of operations for the years ended December 31, 2020 and 2019 as follows:

	2020	2019
Research and development	$1,008,000	$332,000
General and administrative	332,000	190,900
Total	$1,340,000	$522,900

On August 20, 2020, the board of directors canceled and terminated 15,792 stock options, granted during the quarter ended June 30, 2020 to four non-employees. Thereafter, on August 20, 2020, the board of directors granted 21,112 stock options to the same individuals with a grant date fair value of $12.81 per share. There were 3,959 stock option grants that were considered vested on the grant date. The effects of the stock option modifications resulted in $65,900 of stock compensation expense allocable to general and administrative for the year December 31, 2020. Included in that amount were $34,800 of incremental compensation costs resulting from the modifications for the year ended December 31, 2020.

As of December 31, 2020, total unrecognized stock compensation expense is $473,900, related to unvested stock options to be recognized over the remaining weighted-average vesting period of 1.79 years.

2017 Stock Incentive Plan — Restricted Stock Units

In January 2017, the Company’s board of directors approved the adoption of the Plan. The Plan permits the Company to grant up to 1,708,615 shares of the Company’s common stock awards, including incentive stock options; non-statutory stock options; and conditional share awards to employees, directors, and consultants of the Company. All granted shares that are canceled, forfeited, or expired are returned to the Plan and are available for grant in conjunction with the issuance of new common stock awards. Restricted stock units (“RSUs”) vest over a specified amount of time or when certain performance metrics are achieved by the Company.

The fair value of the common shares underlying the RSUs has historically been determined by the board of directors, with input from management. As there was no public market for Company’s common shares prior to October 15, 2020, the board of directors determined the fair value of the common shares at the time of grant of the RSUs by considering a number of objective and subjective factors, including important developments in the Company’s operations, third-party valuations performed, sales of Series A-1 Preferred Stock, sales of Series B Preferred Stock, actual operating results and financial performance, the conditions in the biotechnology industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common shares, among other factors.

The following table summarizes the activity for all RSUs outstanding at December 31 under the Plan:

	2020
		Weighted Average
		Grant Date
		Fair Value
	Shares	Per Share
Nonvested RSUs at beginning of year	—	$—
Granted	1,655,579	12.84
Vested	—	—
Cancelled and forfeited	(709,334)	12.87
Nonvested RSUs at December 31	946,245	$12.81

During the year ended December 31, 2020, 1,655,579 RSUs were granted and 709,334 RSUs were cancelled. During the year ended December 31, 2020, no RSUs vested. No RSUs were granted or vested in the year ended December 31, 2019.

On August 20, 2020, the board of directors canceled and terminated 709,334 RSUs, granted during the quarter ended June 30, 2020. The cancelled RSUs were originally granted to five individuals with a grant date fair value of $12.87 per share. Thereafter, on August 20, 2020, the board of directors granted 946,245 RSUs to the same individuals with a grant date fair value of $12.81 per share. None of the RSU grants were considered vested on the grant date. The RSU grants were modified for three employees and two non-employees. The effects of the RSU modifications resulted in $748,400 and $1,725,300 of stock compensation expense allocable to research and development and general and administrative, respectively, during the year ended December 31, 2020. Included in those amounts were incremental compensation costs of $166,900 and $402,700 of stock compensation expense allocable to research and development and general and administrative, respectively, during the year ended December 31, 2020.